Net Gains (Losses) on Sales of Properties and Discontinued Operations (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 property	Mar. 31, 2012 property	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2010 property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels held for sale	27	27	29
Number of hotels sold	2	15	15	6	9
Gain (losses) on sale of property			$ 7,872,000	$ 376,000	$ 1,414,000
Recognized net gains (losses) and impairment on disposition of assets			131,000	(9,462,000)	(4,775,000)
Interest expense allocated to discontinued operations	720,000	1,150,000	4,015,000	6,134,000	5,719,000
Impact of assets reclassification to increase (decrease) losses from continuing operation	$ 129,000	$ 79,000	$ (1,031,000)	$ (2,051,000)	$ 28,000
Previously Reported [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels held for sale			22
Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels held for sale	29
Additional number of hotels classified as held for sale	7		7